RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS
Note 13. Related Party Transactions and Balances
During the three months ended September 30, 2024, the Company recognized revenues of approximately $0.8 million, or approximately 97% of its total revenue, from sales to one minority stockholder. During the nine months ended September 30, 2024, the Company recognized revenues of approximately $1.5 million, or approximately 98% of its total revenue, from sales to two minority stockholders representing 77% and 21%, respectively. During the three and nine months ended September 30, 2023, the Company recognized revenues of approximately $0.6 million and $3.4 million, respectively, or 97% and nearly 100% of its total revenues, from sales to one minority stockholder. As of September 30, 2024 and December 31, 2023, there was zero and $0.5 million of accounts receivables from one of these customers, respectively, all of which was unbilled.
In November 2023, the Company executed a $4.0 million demand note (see Note 7) with a related party investor holding more than a 10% ownership in the outstanding stock of the Company. In April 2024, the Company repaid the total outstanding principal and interest. This related party investor also has a representative serving on the Company’s Board of Directors. The same investor invested in a 2023 Convertible Note (see Note 7) in the amount of $5.0 million or 41% of the total 2023 Convertible Note proceeds raised in 2023. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants. The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor are subject to the adjustments in fair value. As of September 30, 2024, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate $7.9 million and $0.5 million, respectively. As of December 31, 2023, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate $7.3 million and $0.9 million, respectively. During the three and nine months ended September 30, 2024, the change in fair value for the 2023 Convertible Note and 2023 Convertible Note Warrants equaled $0.3 million and $0.6 million, respectively, and ($37,000) and ($0.4) million, respectively (see Note 4).
In January 2023, one of the minority investors with which the Company had a revenue arrangement, representing zero percent of revenue for the three months ended September 30, 2024 and 2023, and 21% and zero percent of revenue for the nine months ended September 30, 2024 and 2023, respectively, also invested in a P2P Note (see Note 7) in the amount of $3.3 million or 35% of the total P2P proceeds raised in 2023. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of September 30, 2024, the related party P2P Note and P2P Warrants approximate $4.2 million and $0.2 million, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $3.9 million and $0.3 million, respectively. During the three and nine months ended September 30, 2024, the change in fair value for the P2P Note and P2P Warrants equaled ($17,000) and $0.4 million, and ($1,000) and ($13,000), respectively (see Note 4).
In December 2022, one of the minority stockholders with which the Company had a revenue arrangement, representing 97% of total revenues for the three months ended September 30, 2024 and 2023, and 77% and nearly 100% of total revenues for the nine months ended September 30, 2024 and 2023, and zero percent and 98% of accounts receivable as of September 30, 2024 and December 31, 2023, respectively, also invested in a

P2P Note (see Note 7) in the amount of $0.4 million or 13% of the total P2P proceeds raised in 2022. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants equal (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of September 30, 2024, the fair value of the related party P2P Note and P2P Warrants approximate $0.5 million and $28,000, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $0.4 million and $29,000, respectively. During the three and nine months ended September 30, 2024, the change in fair value for the P2P Note equaled ($2,000) and $41,000, respectively (see Note 4). During the three and nine months ended September 30, 2024, the change in fair value for the P2P Note Warrants was immaterial (see Note 4).

Note 14. Related Party Transactions and Balances
During the years ended December 31, 2023 and 2022, the Company recognized revenues of approximately $3.8 million, or nearly 100% and $3.0 million, or 77% of its total revenues, respectively, from sales to two minority stockholders. As of December 31, 2023 and 2022, there was $0.5 million and $1.1 million, respectively, accounts receivables from one of these two customers, respectively, all of which was unbilled.
In November 2023, the Company executed a $4.0 million demand note (see Note 8) with a related party investor holding more than a 10% ownership in the outstanding stock of the Company. This related party investor also has a representative serving on the Company’s Board of Directors. The same investor invested in a 2023 Convertible Note (see Note 8) in the amount of $5.0 million or 41% of the total 2023 Convertible Note proceeds raised in 2023. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants (see Note 9) for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants. The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor are subject to adjustments in fair value. As of December 31, 2023, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate $7.3 million and $0.9 million, respectively. During the year ended December 31, 2023, the change in fair value for the 2023 Convertible Note and 2023 Convertible Note Warrants equaled $3.0 million and $0.2 million, respectively (see Note 4). In conjunction with the issuance of the 2023 Convertible Note, the Company issued six million RSUs to the investor. The issuance date fair value of the RSUs was recognized as a financing charge (see Note 8). In December 2023, the terms of the RSUs were modified resulting in accelerated vesting and immediate issuance of six million common stock shares for which incremental stock-based compensation expense was recorded (see Note 12).
In January 2023, one of the minority investors with which the Company had a revenue arrangement, representing 6% of total revenue for the year ended December 31, 2022, also invested in a P2P Note (see Note 8) in the amount of $3.3 million or 35% of the total P2P proceeds raised in 2023. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants (see Note 9) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to adjustments in fair value. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $3.9 million and $0.3 million, respectively. During the year ended December 31, 2023, the change in fair value for the P2P Note and P2P Warrants equaled $0.9 million and $32,000, respectively (see Note 4).

In December 2022, one of the minority stockholders with which the Company had a revenue arrangement, representing nearly 100% and 71% of total revenues for the years ended December 31, 2023 and 2022, and all unbilled accounts receivable as of December 31, 2023 and 2022, respectively, also invested in a P2P Note (see Note 8) in the amount of $0.4 million or 13% of the total P2P proceeds raised in 2022. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants equal (see Note 9) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to adjustments in fair value. As of December 31, 2023, the fair value of the related party P2P Note and P2P Warrants approximate $0.4 million and $29,000, respectively. As of December 31, 2022, the related party P2P Note and P2P Warrants approximate $0.4 million and $27,000, respectively. For the year ended December 31, 2022, the change in fair value of the related party P2P Note and P2P Warrants were immaterial (see Note 4).

BURTECH ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On May 21, 2021, the Sponsor purchased 8,625,000 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Founder Shares”), for an aggregate price of $25,000. On September 24, 2021, the Company issued 862,500 shares of Class B common stock in connection with a 1.1 stock split, resulting in an aggregate of 9,487,500 shares of Class B common stock outstanding, of which 1,237,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised. On December 15, 2021, the underwriters fully exercised their over-allotment option, hence, 1,237,500 Founder Shares were no longer subject to forfeiture.
The number of founder shares outstanding was determined so that the founder shares, will represent, on an as-converted
basis, 24.81% of the outstanding shares after the IPO (excluding the shares of Class A common stock issued to the representative or its designees upon consummation of this offering, the placement units and securities underlying the placement units and assuming the initial stockholders do not purchase units in this offering).
The initial stockholders have agreed not to transfer, assign or sell any of their founder shares (or shares of common stock issuable upon conversion thereof) until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, if the reported last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any founder shares (the
“Lock-up”).
Administrative Support Agreement
Commencing on the effective date of the IPO, the Company will pay an affiliate of the Sponsor $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2024, the Company incurred $30,000 and $90,000 for the administrative service fees, respectively, of which $90,000 are recorded as accrued expenses in the balance sheets. For the three and nine months ended September 30, 2023, the Company incurred and paid $30,000 and $90,000 for the administrative service fees.
Working Capital Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest
bearing basis as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of the Working Capital Loans made by the Sponsor, the Company’s officers and directors, or the Company’s or their affiliates to the Company prior to or in connection with the initial Business Combination may be convertible into units, at a price of $10.00 per unit at the option of the lender, upon consummation of the initial Business Combination. The units would be identical to the placement units. Other than as described above, the terms of the Working Capital Loans by the Sponsor, the Company’s officers and directors or their affiliates, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account.
On February 1, 2023, the Company issued an unsecured convertible promissory note to the Sponsor, pursuant to which the Company borrowed $1,500,000 from the Sponsor for general corporate purposes. Such loan may, at the Sponsor’s discretion, be converted into Units of the Company (as defined above), the conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to such Payee by (y) $10.00. The terms of the Working Capital Shares will be identical to those of the Private Units that were issued to the Sponsor in connection with the Initial Public Offering. The Working Capital Loan will not bear any interest and will be repayable by the Company to the Sponsor, if not converted or repaid on the effective date of a Business Combination involving the Company and one or more businesses. The maturity date of the Working Capital Loan may be accelerated upon the occurrence of an Event of Default (as defined under the Working Capital Loan). As of September 30, 2024 and December 31, 2023, $1,500,000 and $810,345 in working capital loans were outstanding, respectively.

Advances from Sponsor
As of September 30, 2024, the Sponsor provided working capital and extension deposits on behalf of the Company. These amounts are reflected on the condensed consolidated balance sheets as advances from Sponsor. The advances are non-interest
bearing and are payable on demand. At September 30, 2024, the Company had advances owed to the Sponsor in the amount of $2,164,291. At
December 31, 2023
, the Company had no such advances owed to the Sponsor.
During the three months ended September 30, 2024, the Company received $844,000 from its Sponsor for payment of operating expenses and ongoing business operations. Additionally, during the three months ended September 30, 2024, the Sponsor paid $260,740 to the trust for extension payments.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On May 21, 2021, the Sponsor purchased 8,625,000 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Founder Shares”), for an aggregate price of $25,000. On September 24, 2021, the Company issued 862,500 shares of Class B common stock in connection with a 1.1 stock split, resulting in an aggregate of 9,487,500 shares of Class B common stock outstanding, of which 1,237,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised. On December 15, 2021, the underwriters fully exercised their over-allotment option, hence, 1,237,500 Founder Shares were no longer subject to forfeiture.

The number of founder shares outstanding was determined so that the founder shares, will represent, on an as-converted
basis, 24.81% of the outstanding shares after the IPO (excluding the shares of Class A common stock issued to the representative or its designees upon consummation of this offering, the placement units and securities underlying the placement units and assuming the initial stockholders do not purchase units in this offering).
The initial stockholders have agreed not to transfer, assign or sell any of their founder shares (or shares of common stock issuable upon conversion thereof) until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, if the reported last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing after the initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any founder shares (the
“Lock-up”).
Administrative Support Agreement
Commencing on the effective date of the IPO, the Company will pay an affiliate of the Sponsor $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. As of December 31, 2023 and 2022, the Company incurred $120,000 and $112,903 for the administrative service fees, respectively, of which $60,000 and $0 are recorded as accrued expenses in the balance sheets, respectively.
Working Capital Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest
bearing basis as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of the Working Capital Loans made by the Sponsor, the Company’s officers and directors, or the Company’s or their affiliates to the Company prior to or in connection with the initial Business Combination may be convertible into units, at a price of $10.00 per unit at the option of the lender, upon consummation of the initial Business Combination. The units would be identical to the placement units. Other than as described above, the terms of the Working Capital Loans by the Sponsor, the Company’s officers and directors or their affiliates, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account.
On February 1, 2023, the Company issued an unsecured convertible promissory note to the Sponsor, pursuant to which the Company borrowed $1,500,000 from the Sponsor for general corporate purposes. Such loan may, at the Sponsor’s discretion, be converted into Units of the Company (as defined above), the conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to such Payee by (y) $10.00. The terms of the Working Capital Shares will be identical to those of the Private Units that were issued to the Sponsor in connection with the Initial Public Offering. The Working Capital Loan will not bear any interest and will be repayable by the Company to the Sponsor, if not converted or repaid on the effective date of a Business Combination involving the Company and one or more businesses. The maturity date of the Working Capital Loan may be accelerated upon the occurrence of an Event of Default (as defined under the Working Capital Loan). As of December 31, 2023, $810,345 in working capital loans were outstanding. As of December 31, 2022, no working capital loans were outstanding.